SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Raw materials	$ 1,508,416	$ 1,611,134	$ 292,167
Work in process	653,412	888,643	242,673
Finished goods	2,609,443	2,725,505	2,220,519
Inventory	$ 4,771,271	$ 5,225,282	$ 2,660,203